Cost of sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of sales
Captain costs	$ 18,758,280	$ 42,372,443	$ 30,670,626
Captain bonuses	148,460	1,017,424	878,924
Tolls and fines	48,947	714,285	424,584
Captain deductions	(214,410)	(522,189)	(624,155)
Cost of sales	$ 18,741,277	$ 43,581,963	$ 31,349,979